COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of contractual commitments

Contractual
Commitments
2026	$596,272
2027	24,030
2028	21,533
2029	19,302
2030	22,232
Thereafter	45,604
Total	$728,973